John Hancock Trust
Supplement dated April 28, 2008
to the Prospectus dated April 28, 2008

American Bond Trust

Past Performance

The Best Quarter and Worst Quarter performance information is amended and restated as follows:

Best Quarter:  4.96% (Quarter ended 12/31/2002)       Worst Quarter: −1.90% (Quarter ended 06/30/2004)